Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Small-Cap Fund, Vanguard Tax-Managed Small-Cap Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Annual Total Return
2013	41.09%
2012	16.05%
2011	1.26%
2010	26.09%
2009	25.75%
2008	(30.77%)
2007	0.51%
2006	14.23%
2005	7.82%
2004	22.83%